UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2009

Total Return Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 58.9%
Aerospace - 4.1%
Lockheed Martin Corp.	26,700	$1,843,091
Northrop Grumman Corp.	22,950	1,001,538
United Technologies Corp.	21,250	913,325

		$3,757,954

Alcoholic Beverages - 0.8%
Diageo PLC	45,416	$512,524
Heineken N.V.	4,300	122,258
Molson Coors Brewing Co.	3,290	112,781

		$747,563

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	14,710	$689,752

Automotive - 0.2%
Johnson Controls, Inc.	16,830	$201,960

Biotechnology - 0.3%
Genzyme Corp. (a)	4,400	$261,316

Broadcasting - 1.3%
Omnicom Group, Inc.	22,840	$534,456
Walt Disney Co.	28,240	512,838
WPP Group PLC	27,749	156,376

		$1,203,670

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	7,500	$116,250
CME Group, Inc.	200	49,278
Franklin Resources, Inc.	4,060	218,712
Invesco Ltd.	9,840	136,382

		$520,622

Business Services - 1.4%
Accenture Ltd., “A”	20,900	$574,541
Automatic Data Processing, Inc.	6,460	227,134
Dun & Bradstreet Corp.	1,250	96,250
Visa, Inc., “A”	3,210	178,476
Western Union Co.	16,090	202,251

		$1,278,652

Cable TV - 0.1%
Time Warner Cable, Inc.	4,026	$99,845

Chemicals - 1.5%
3M Co.	11,350	$564,322
PPG Industries, Inc.	21,860	806,634

		$1,370,956

Computer Software - 1.0%
Oracle Corp. (a)	52,900	$955,903

Computer Software - Systems - 1.8%
Hewlett-Packard Co.	22,660	$726,480
International Business Machines Corp.	9,470	917,548

		$1,644,028

Construction - 0.3%
Sherwin-Williams Co.	5,150	$267,646

Consumer Goods & Services - 0.9%
Clorox Co.	5,050	$259,974
Colgate-Palmolive Co.	2,170	127,987
Mead Johnson Nutrition Co., “A” (a)	2,620	75,639
Procter & Gamble Co.	8,653	407,470

		$871,070

Electrical Equipment - 1.2%
Danaher Corp.	9,290	$503,704
General Electric Co.	6,480	65,513
Rockwell Automation, Inc.	2,980	65,083
W.W. Grainger, Inc.	7,020	492,664

		$1,126,964

Electronics - 1.3%
Agilent Technologies, Inc. (a)	13,060	$200,732
Intel Corp.	63,470	955,224

		$1,155,956

Energy - Independent - 2.5%
Anadarko Petroleum Corp.	7,710	$299,842
Apache Corp.	14,530	931,228
Devon Energy Corp.	9,420	420,980
EOG Resources, Inc.	4,110	225,064
Noble Energy, Inc.	2,560	137,933
Occidental Petroleum Corp.	3,730	207,575
Ultra Petroleum Corp. (a)	2,120	76,087

		$2,298,709

Energy - Integrated - 5.8%
Chevron Corp.	15,375	$1,033,815
ConocoPhillips	4,200	164,472
Exxon Mobil Corp.	28,412	1,934,857
Hess Corp.	9,080	492,136
Marathon Oil Corp.	12,990	341,507
TOTAL S.A., ADR	28,440	1,395,266

		$5,362,053

Food & Beverages - 2.9%
Coca-Cola Co.	2,460	$108,117
General Mills, Inc.	3,840	191,539
Groupe Danone	3,008	146,509
J.M. Smucker Co.	5,882	219,222
Kellogg Co.	6,940	254,212
Nestle S.A.	27,662	935,108
PepsiCo, Inc.	15,810	813,899

		$2,668,606

Food & Drug Stores - 1.7%
CVS Caremark Corp.	29,914	$822,336
Kroger Co.	21,155	448,909
Walgreen Co.	12,160	315,674

		$1,586,919

Gaming & Lodging - 0.1%
Royal Caribbean Cruises Ltd.	12,600	$100,926

General Merchandise - 0.9%
Macy’s, Inc.	47,210	$420,169
Target Corp.	4,440	152,692
Wal-Mart Stores, Inc.	4,800	250,080

		$822,941

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	7,030	$147,138
WellPoint, Inc. (a)	7,010	266,170

		$413,308

Insurance - 3.0%
Allstate Corp.	34,720	$664,888
Aon Corp.	4,270	174,301
Chubb Corp.	4,910	207,791
MetLife, Inc.	48,740	1,109,810
Prudential Financial, Inc.	4,180	79,504
Travelers Cos., Inc.	13,260	538,886

		$2,775,180

Internet - 0.1%
Google, Inc., “A” (a)	140	$48,728

Leisure & Toys - 0.2%
Hasbro, Inc.	8,030	$201,312

Machinery & Tools - 0.4%
Eaton Corp.	9,400	$346,484

Major Banks - 6.1%
Bank of America Corp.	20,861	$142,272
Bank of New York Mellon Corp.	50,344	1,422,218
Goldman Sachs Group, Inc.	11,060	1,172,581
JPMorgan Chase & Co.	54,612	1,451,587
PNC Financial Services Group, Inc.	12,580	368,468
State Street Corp.	23,460	722,099
Wells Fargo & Co.	24,040	342,330

		$5,621,555

Medical Equipment - 0.8%
DENTSPLY International, Inc.	2,600	$69,810
Medtronic, Inc.	6,050	178,294
Waters Corp. (a)	7,700	284,515
Zimmer Holdings, Inc. (a)	4,640	169,360

		$701,979

Natural Gas - Distribution - 0.3%
Sempra Energy	6,160	$284,838

Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	11,160	$127,001

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	5,800	$97,266
Nokia Corp., ADR	11,140	130,004

		$227,270

Oil Services - 0.4%
Halliburton Co.	4,450	$68,842
National Oilwell Varco, Inc. (a)	5,910	169,676
Noble Corp.	3,670	88,410

		$326,928

Pharmaceuticals - 4.9%
Abbott Laboratories	7,270	$346,779
GlaxoSmithKline PLC	8,830	137,783
Johnson & Johnson	19,770	1,039,902
Merck & Co., Inc.	37,960	1,015,430
Merck KGaA	2,040	180,400
Pfizer, Inc.	20,030	272,809
Roche Holding AG	900	123,500
Wyeth	31,260	1,345,430

		$4,462,033

Railroad & Shipping - 0.0%
Burlington Northern Santa Fe Corp.	640	$38,496

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	9,040	$508,500

Specialty Stores - 0.5%
Home Depot, Inc.	5,520	$130,051
Staples, Inc.	19,850	359,484

		$489,535

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	10,950	$252,298
Vodafone Group PLC	203,540	358,491

		$610,789

Telephone Services - 2.3%
AT&T, Inc.	76,754	$1,934,201
Embarq Corp.	3,948	149,432
Verizon Communications, Inc.	920	27,784

		$2,111,417

Tobacco - 2.3%
Altria Group, Inc.	7,240	$115,985
Lorillard, Inc.	6,460	398,840
Philip Morris International, Inc.	45,870	1,632,055

		$2,146,880

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,710	$182,606

Utilities - Electric Power - 3.8%
Allegheny Energy, Inc.	6,500	$150,605
American Electric Power Co., Inc.	7,010	177,073
CMS Energy Corp.	6,350	75,184
Dominion Resources, Inc.	13,434	416,320
Entergy Corp.	2,890	196,780
FPL Group, Inc.	14,880	754,862
Northeast Utilities	2,510	54,191
NRG Energy, Inc. (a)	12,990	228,624
PG&E Corp.	8,470	323,723
PPL Corp.	16,070	461,370
Progress Energy, Inc.	3,900	141,414
Public Service Enterprise Group, Inc.	18,480	544,606

		$3,524,752

Total Common Stocks		$54,143,602

BONDS - 38.8%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$67,784

Asset Backed & Securitized - 2.7%
Banc of America Commercial Mortgage, Inc., 5.744%, 2051	$210,000	$149,138

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)	$250,000	$110,000
BlackRock Capital Finance LP, 7.75%, 2026 (n)	31,729	4,125
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	1,770	1,768
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	320,000	219,831
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	86,496
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	9,915	9,320
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	35,897
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	53,945
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	99,622
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	130,000	62,957
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	115,000	44,446
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	106,379	102,471
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	51,928
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	79,609
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	73,782
JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, 2049	200,000	137,552
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.23%, 2041	39,903	32,721
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	79,684
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	110,000	82,985
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	84,000	12,089
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	152,515	96,248
Morgan Stanley Capital I, Inc., FRN, 0.5%, 2030 (i)(n)	1,412,773	30,402
Multi-Family Capital Access One, Inc., 6.65%, 2024	17,248	17,227
Nomura Asset Securities Corp., FRN, 9.938%, 2027 (z)	190,725	203,019
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	65,829
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	36,504
Spirit Master Funding LLC, 5.05%, 2023 (z)	165,837	135,655
Structured Asset Securities Corp., FRN, 4.67%, 2035	125,205	98,461
Wachovia Bank Commercial Mortgage Trust, 5.902%, 2051	245,000	150,326
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	39,998	32,823
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	140,000	61,527
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	67,218	32,278

		$2,490,665

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$83,000	$79,896
News America, Inc., 8.5%, 2025	99,000	91,126

		$171,022

Brokerage & Asset Managers - 0.0%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$140,000	$14

Building - 0.2%
CRH America, Inc., 6.95%, 2012	$208,000	$185,837

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$115,000	$104,580
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	104,062

		$208,642

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$212,194

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$154,000	$151,140
Western Union Co., 5.4%, 2011	165,000	168,246

		$319,386

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$100,472

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$96,860

Emerging Market Quasi-Sovereign - 0.1%
Petroleos Mexicanos, 8%, 2019 (n)	$66,000	$64,350

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$83,876
Nexen, Inc., 5.875%, 2035	30,000	19,849
Ocean Energy, Inc., 7.25%, 2011	165,000	174,473

		$278,198

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - 0.4%
ConocoPhillips, 6.5%, 2039	$70,000	$68,283
Hess Corp., 8.125%, 2019	20,000	20,617
Petro-Canada, 6.05%, 2018	148,000	127,267
Shell International Finance, 4%, 2014	150,000	152,105

		$368,272

Financial Institutions - 0.2%
HSBC Finance Corp., 5.25%, 2011	$145,000	$124,301
ORIX Corp., 5.48%, 2011	150,000	102,207

		$226,508

Food & Beverages - 0.4%
Diageo Finance B.V., 5.5%, 2013	$106,000	$109,561
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	40,000	39,559
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	45,303
General Mills, Inc., 5.65%, 2019	20,000	20,361
Miller Brewing Co., 5.5%, 2013 (n)	126,000	121,358

		$336,142

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$110,741

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$50,954

Insurance - 0.2%
American International Group, Inc., 8.25%, 2018 (z)	$100,000	$42,790
ING Groep N.V., 5.775% to 2015, FRN to 2049	133,000	36,575
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	91,329

		$170,694

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$185,000	$141,209
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	114,162
Fund American Cos., Inc., 5.875%, 2013	117,000	89,825

		$345,196

International Market Quasi-Sovereign - 0.4%
Hydro-Quebec, 6.3%, 2011	$262,000	$281,685
ING Bank N.V., 3.9%, 2014 (z)	110,000	110,739

		$392,424

International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$200,000	$212,196

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$81,312

Major Banks - 1.1%
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	$115,000	$97,611
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	78,676
Goldman Sachs Group, Inc., 7.5%, 2019	51,000	50,888
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	84,060
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	64,612
Morgan Stanley, 5.75%, 2016	100,000	91,035
Morgan Stanley, 6.625%, 2018	140,000	133,491
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	200,000	134,000
Natixis S.A., 10% to 2018, FRN to 2049 (n)	151,000	30,767
PNC Funding Corp., 5.625%, 2017	90,000	82,866
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	58,562
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	55,291
Wachovia Corp., 5.25%, 2014	81,000	67,255

		$1,029,114

Medical & Health Technology & Services - 0.2%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$68,888
HCA, Inc., 8.75%, 2010	15,000	14,925
Hospira, Inc., 5.55%, 2012	50,000	50,632
Hospira, Inc., 6.05%, 2017	93,000	83,001

		$217,446

Medical Equipment - 0.2%
Pfizer, Inc., 6.2%, 2019	$77,000	$82,060
Pfizer, Inc., 7.2%, 2039	50,000	53,621

		$135,681

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$155,000	$112,135

Mortgage Backed - 16.5%
Fannie Mae, 4.01%, 2013	$18,228	$18,584
Fannie Mae, 4.589%, 2014	108,451	112,576
Fannie Mae, 4.63%, 2014	45,226	46,974
Fannie Mae, 4.84%, 2014	58,296	61,169
Fannie Mae, 4.56%, 2015	37,667	38,965
Fannie Mae, 4.78%, 2015	37,869	39,594
Fannie Mae, 4.921%, 2015	93,249	98,154
Fannie Mae, 5.09%, 2016	40,000	42,477
Fannie Mae, 5.5%, 2016 - 2035	3,868,610	4,034,963
Fannie Mae, 4.994%, 2017	86,164	90,169
Fannie Mae, 5.05%, 2017	39,000	41,322
Fannie Mae, 6%, 2017 - 2037	2,135,326	2,240,833
Fannie Mae, 4.5%, 2018 - 2035	486,949	501,853
Fannie Mae, 5%, 2018 - 2035	1,465,335	1,521,788
Fannie Mae, 6.5%, 2031 - 2037	735,525	782,502
Fannie Mae, 7.5%, 2031	19,101	20,686
Freddie Mac, 6%, 2016 - 2037	1,129,392	1,185,967
Freddie Mac, 4.5%, 2018 - 2035	498,112	514,133
Freddie Mac, 5%, 2018 - 2035	1,327,543	1,375,357
Freddie Mac, 5.5%, 2021 - 2037	872,137	908,458
Freddie Mac, 6.5%, 2034 - 2037	328,379	347,125

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage Backed - continued
Ginnie Mae, 4.5%, 2033 - 2034	107,100	$109,857
Ginnie Mae, 5%, 2033 - 2034	127,144	132,283
Ginnie Mae, 5.5%, 2033 - 2035	472,381	493,667
Ginnie Mae, 6%, 2033 - 2038	420,275	441,036

		$15,200,492

Municipals - 0.3%
California Educational Facilities
Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$55,684
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	110,000	113,516
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	69,651

		$238,851

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$114,669
Enterprise Products Operating LLC, 6.5%, 2019	76,000	69,832
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	168,258
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	66,468
Spectra Energy Capital LLC, 8%, 2019	53,000	53,297

		$472,524

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$110,000	$99,768
Telecom Italia Capital, 5.25%, 2013	60,000	53,882
Telefonica Europe B.V., 7.75%, 2010	38,000	39,682
Verizon New York, Inc., 6.875%, 2012	196,000	200,755

		$394,087

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$112,027

Other Banks & Diversified Financials - 0.7%
American Express Co., 5.5%, 2016	$184,000	$150,979
Capital One Financial Corp., 6.15%, 2016	130,000	82,290
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	40,500
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	51,895
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	149,186
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	155,448

		$630,298

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$160,000	$156,394
GlaxoSmithKline Capital, Inc., 4.85%, 2013	50,000	52,020
Roche Holdings, Inc., 6%, 2019 (n)	80,000	82,341
Roche Holdings, Inc., 7%, 2039 (n)	80,000	83,714

		$374,469

Pollution Control - 0.2%
Waste Management, Inc., 7.375%, 2010	$134,000	$137,092

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$6,000	$6,038
CSX Corp., 7.9%, 2017	120,000	117,271

		$123,309

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$30,153
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	118,604
ProLogis, REIT, 5.75%, 2016	179,000	98,371

		$247,128

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$33,993
Limited Brands, Inc., 5.25%, 2014	99,000	69,464
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	174,356

		$277,813

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$36,887
Rogers Communications, Inc., 6.8%, 2018	132,000	131,931

		$168,818

Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$64,000	$69,664
Philip Morris International, Inc., 4.875%, 2013	74,000	74,807

		$144,471

U.S. Government Agencies and Equivalents - 0.9%
Aid-Egypt, 4.45%, 2015	$152,000	$161,533
Small Business Administration, 4.35%, 2023	30,064	31,194
Small Business Administration, 4.77%, 2024	77,299	81,635
Small Business Administration, 5.18%, 2024	125,483	132,044
Small Business Administration, 5.52%, 2024	193,591	210,734
Small Business Administration, 4.99%, 2024	103,300	109,152

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.95%, 2025	$78,348	$83,372

		$809,664

U.S. Treasury Obligations - 7.5%
U.S. Treasury Bonds, 2%, 2013	$197,000	$201,063
U.S. Treasury Bonds, 4.75%, 2017	146,000	170,774
U.S. Treasury Bonds, 8.5%, 2020	50,000	74,656
U.S. Treasury Bonds, 8%, 2021	37,000	54,748
U.S. Treasury Bonds, 6%, 2026	125,000	164,688
U.S. Treasury Bonds, 6.75%, 2026	32,000	45,520
U.S. Treasury Bonds, 5.375%, 2031	361,000	455,142
U.S. Treasury Bonds, 4.5%, 2036	94,000	108,306
U.S. Treasury Bonds, 5%, 2037	381,000	473,988
U.S. Treasury Notes, 4%, 2009	23,000	23,180
U.S. Treasury Notes, 6.5%, 2010	128,000	134,560
U.S. Treasury Notes, 1.5%, 2010	321,000	324,824
U.S. Treasury Notes, 0.875%, 2011	776,000	777,482
U.S. Treasury Notes, 5.125%, 2011	941,000	1,031,718
U.S. Treasury Notes, 4.125%, 2012	683,000	747,992
U.S. Treasury Notes, 3.875%, 2013	614,000	672,618
U.S. Treasury Notes, 3.5%, 2013	420,000	455,470
U.S. Treasury Notes, 3.125%, 2013	60,000	64,256
U.S. Treasury Notes, 1.5%, 2013	280,000	279,300
U.S. Treasury Notes, 4.75%, 2014	150,000	173,203
U.S. Treasury Notes, 2.625%, 2016	68,000	69,737
U.S. Treasury Notes, 3.75%, 2018	340,000	370,627

		$6,873,852

Utilities - Electric Power - 1.6%
Bruce Mansfield Unit, 6.85%, 2034	$210,000	$163,384
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	154,042
Exelon Generation Co. LLC, 6.95%, 2011	232,000	236,891
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	63,329
MidAmerican Funding LLC, 6.927%, 2029	154,000	147,821
Oncor Electric Delivery Co., 7%, 2022	152,000	141,744
PSEG Power LLC, 6.95%, 2012	111,000	113,574
PSEG Power LLC, 5.5%, 2015	90,000	82,739
System Energy Resources, Inc., 5.129%, 2014 (z)	62,938	58,103
Waterford 3 Funding Corp., 8.09%, 2017	293,828	289,506

		$1,451,133

Total Bonds		$35,640,267

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,142,282	$1,142,282

Total Investments		$90,926,151

OTHER ASSETS, LESS LIABILITIES - 1.1%		1,006,774

NET ASSETS - 100.0%		$91,932,925

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,251,624 representing 1.4% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$100,000	$42,790
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	250,000	110,000
ING Bank N.V., 3.9%, 2014	3/12/09	109,788	110,739
Nomura Asset Securities Corp., FRN, 9.938%, 2027	7/16/07	209,984	203,019
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	163,699	135,655
System Energy Resources, Inc., 5.129%, 2014	4/16/04	62,938	58,103

Total Restricted Securities			$660,306
% of Net Assets			0.7%

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Total Return Variable Account

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Total Return Variable Account

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$55,285,890	$35,640,261	$—	$90,926,151
Other Financial Instruments	$—	$—	$—	$—

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	6,014,373	(4,872,091)	1,142,282

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$120	$1,142,282

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.